ACQUISITIONS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 09, 2013
Promissory Note		$ (6,000)
Warrant	6,122
Common shares	4,725
Other	8
Total advances for acquistion of coal property	21,855	30,000
Promissory Note Kentucky [Member]
Promissory Note	7,500
Promissory Note Williams [Member]
Promissory Note	2,000
Promissory Note RJLT [Member]
Promissory Note	$ 1,500